Loans and borrowings - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Mar. 31, 2028	Mar. 31, 2025	Oct. 01, 2023	Sep. 29, 2023	Jun. 30, 2023 USD ($)	Feb. 22, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total leverage ratio	5.00							7.00
Carrying amount	$ 1,260,544							$ 510,754
Weighted average incremental borrowing rates used to discount outstanding leases (as a percent)	4.30%							4.37%
Increase (decrease) in leverage ratio	0.25
Term SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)	1.00%
Federal funds effective rate
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)	0.50%
Canadian prime rate
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)	1.00%
Letter of Credit Facilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 56,175							$ 46,125
Reducing revolving credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit, permanent quarterly reduction						$ 10,000
Increase (decrease) in leverage ratio				0.25
Reducing revolving credit facility | Minimum
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio	2.50
Reducing revolving credit facility | Maximum
Disclosure of detailed information about borrowings [line items]
Total leverage ratio					4.50
Reducing revolving credit facility | Entering Into Debt Agreement
Disclosure of detailed information about borrowings [line items]
Revolving credit facility amount							$ 800,000
Reducing revolving credit facility | Entering Into Debt Agreement | Term SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)							2.50%
Reducing revolving credit facility | Entering Into Debt Agreement | Term SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)							3.25%
Reducing revolving credit facility | Entering Into Debt Agreement | Adjusted Base Rate | Term SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)							0.10%
Reducing revolving credit facility | Entering Into Debt Agreement | Alternate base rate | Term SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)							1.50%
Reducing revolving credit facility | Entering Into Debt Agreement | Alternate base rate | Term SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)							2.25%
Forecast
Disclosure of detailed information about borrowings [line items]
Total leverage ratio		4.00
Forecast | Reducing revolving credit facility
Disclosure of detailed information about borrowings [line items]
Total leverage ratio			3.50